Stockholders' Equity (Deficit) (Details 6)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested Outstanding at December 31, 2012	366,667
Number of Shares, Granted	502,663 [1]
Number of Shares, Cancelled	(216,667)
Number of Shares, Vested	(403,722)
Number of Shares, Unvested Outstanding at December 31, 2013	248,941

[1]	Includes 183,331 RSUS granted, but not considered issued or outstanding until vested.